Accounts receivable net (Tables)	6 Months Ended
Mar. 31, 2026
Accounts receivable net
Schedule of accounts receivable
	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Accounts receivable	$52,783,450	$47,284,561
Less: allowance for credit losses	(32,547,011)	(34,189,394)
Accounts receivable, net	$20,236,439	$13,095,167

Schedule of allowance for credit losses
	For the Six	For the
	Months Ended	Year Ended
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Balance as of beginning of period	$34,189,394	$302,914
(Reversal of) allowance for credit losses	(2,775,018)	33,451,447
Translation adjustments	1,132,635	435,033
Balance as of end of period	$32,547,011	$34,189,394